Property and Equipment, Net (Details) - Schedule of property and equipment, net consist - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and equipment, net consist [Abstract]
Total property and equipment	$ 210,330	$ 236,166
Less: Accumulated depreciation	(96,823)	(41,326)
Leasehold improvements [Member]
Schedule of Property and equipment, net consist [Abstract]
Total property and equipment	205,314	181,564
Vehicle [Member]
Schedule of Property and equipment, net consist [Abstract]
Total property and equipment	68,442	74,076
Office equipment [Member]
Schedule of Property and equipment, net consist [Abstract]
Total property and equipment	11,661	13,385
Electronic equipment [Member]
Schedule of Property and equipment, net consist [Abstract]
Total property and equipment	$ 21,736	$ 8,467